Fair Value Measurements (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	$ 10.1	$ 9.68	$ 0.0001
Strike price	$ 11.5	$ 11.5
Term (in years)	4 months 17 days	6 months
Volatility	de minimis	10.50
Risk-free rate	3.98%	1.30%
Dividend yield	0.00%	0.00%